UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                 December 31, 2005

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       ShareInVest Research L.P.
Address:    c/o The Millburn Corporation
            1270 Avenue of the Americas
            New York, New York  10020

Form 13F File Number:  28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kenneth P. Pearlman
Title:      Principal of ShareInVest Research L.P.
Phone:      212-332-7327

Signature, Place, and Date of Signing:


/s/ Kenneth P. Pearlman          New York, New York             February 2, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:     $152,139
                                            (thousands)

List of Other Included Managers:            None

                           FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
             --------              --------     --------   --------       --------        --------   --------         --------

                                                             VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
          --------------        --------------    -----    --------  -------  ---  ----  ----------  --------  ----    ------   ----
AMERICAN AXLE & MFG HLDGS INC         COM       024061103    4,491   245,000  SH            Sole        N/A    245,000
AMERICAN EAGLE OUTFITTERS INC         COM       02553E106    5,540   241,062  SH            Sole        N/A    241,062
BEBE STORES INC                       COM       075571109    2,890   206,000  SH            Sole        N/A    206,000
BEST BUY INC                          COM       086516101    2,038   46,875   SH            Sole        N/A    46,875
CARMAX, INC                           COM       143130102    1,219   44,034   SH            Sole        N/A    44,034
CARNIVAL CORP                     PAIRED CTF    143658300    1,604   30,000   SH            Sole        N/A    30,000
CBRL GROUP INC                        COM       12489V106    2,636   75,000   SH            Sole        N/A    75,000
CENTEX CORP                           COM       152312104    5,905   82,600   SH            Sole        N/A    82,600
CHAMPION ENTERPRISES INC              COM       158496109    2,717   199,500  SH            Sole        N/A    199,500
COVENANT TRANS INC                   CL A       22284P105    1,028   73,500   SH            Sole        N/A    73,500
DOLLAR GEN CORP                       COM       256669102    2,443   128,100  SH            Sole        N/A    128,100
EAGLE MATERIALS INC                   COM       26969P108     224    1,834    SH            Sole        N/A    1,834
EAGLE MATERIALS INC                  CL B       26969P207     726    6,168    SH            Sole        N/A    6,168
GENCORP INC                           COM       368682100     18     1,000    SH            Sole        N/A    1,000
GENENTECH INC                       COM NEW     368710406   22,340   241,509  SH            Sole        N/A    241,509
HEARTLAND EXPRESS INC                 COM       422347104    5,402   266,238  SH            Sole        N/A    266,238
HUNT J B TRANS SVCS INC               COM       445658107    6,991   308,800  SH            Sole        N/A    308,800
KNIGHT TRANSN INC                     COM       499064103   10,154   489,822  SH            Sole        N/A    489,822
KONA GRILL INC                        COM       50047H201     85     10,000   SH            Sole        N/A    10,000
LOWES COS INC                         COM       548661107    5,799   87,000   SH            Sole        N/A    87,000
MAGNA ENTMT CORP                     CL A       559211107    2,348   328,900  SH            Sole        N/A    328,900
MAXIM INTEGRATED PRODS INC            COM       57772K101    4,247   117,200  SH            Sole        N/A    117,200
MEDTRONIC INC                         COM       585055106    6,523   113,300  SH            Sole        N/A    113,300
MERCER INTL INC                   SH BEN INT    588056101    1,886   240,000  SH            Sole        N/A    240,000
OLD DOMINION FREIGHT LINE INC         COM       679580100    6,635   246,112  SH            Sole        N/A    246,112
QUANTA SVCS INC                       COM       74762E102    5,729   435,000  SH            Sole        N/A    435,000
RARE HOSPITALITY INTL INC             COM       753820109    9,687   318,750  SH            Sole        N/A    318,750
ROSS STORES INC                       COM       778296103    1,537   53,200   SH            Sole        N/A    53,200
RUSH ENTERPRISES INC                 CL A       781846209    1,151   77,324   SH            Sole        N/A    77,324
RYANAIR HLDGS PLC                SPONSORED ADR  783513104   11,654   208,150  SH            Sole        N/A    208,150
STAPLES INC                           COM       855030102    4,640   204,296  SH            Sole        N/A    204,296
SWIFT TRANSN CO                       COM       870756103    3,457   170,300  SH            Sole        N/A    170,300
TEXAS ROADHOUSE INC                  CL A       882681109    1,975   127,000  SH            Sole        N/A    127,000
TOLL BROTHERS INC.                    COM       889478103    2,168   62,600   SH            Sole        N/A    62,600
URBAN OUTFITTERS INC                  COM       917047102    3,557   140,524  SH            Sole        N/A    140,524
US XPRESS ENTERPRISES INC            CL A       90338N103     695    40,000   SH            Sole        N/A    40,000

                       TOTAL                               152,139